Leases - Maturities of operating lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	€ 3,656
2025	3,640
2026	3,560
2027	3,560
2028	3,560
2029 and thereafter	33,520
Total lease payments	51,496
Less: imputed interest	(10,761)
Total operating lease liabilities	€ 40,735	€ 45,267